Loans Receivable and Allowance for Loan Losses - Information About Delinquencies in Loan Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	$ 1,306	$ 2,302
60-89 Days Past Due	239	914
90 Days or More Past Due	4,342	2,434
Total Past Due	5,887	5,650
Current	636,622	580,028
Total	642,509	585,678
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	1,289	2,278
60-89 Days Past Due	239	914
90 Days or More Past Due	3,262	2,150
Total Past Due	4,790	5,342
Current	552,511	521,328
Total	557,301	526,670
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
90 Days or More Past Due	581
Total Past Due	581
Current	34,829	21,565
Total	35,410	21,565
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
90 Days or More Past Due	439	247
Total Past Due	439	247
Current	38,399	24,909
Total	38,838	25,156
Real Estate [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	611	553
Total	611	553
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	13	24
90 Days or More Past Due	60	37
Total Past Due	73	61
Current	9,604	10,855
Total	9,677	10,916
Consumer [Member] | Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	4
Total Past Due	4
Current	668	818
Total	$ 672	$ 818